Basis of Presentation	12 Months Ended
Dec. 31, 2021
Basis of Preparation
Basis of Presentation

Section 2—Basis of Preparation

2.1Accounting policies

Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis. The consolidated financial statements are presented in United States Dollars (“USD”), and all values are rounded to the nearest thousand (USD ‘000), except when otherwise indicated.

Basis of consolidation

The accompanying consolidated financial statements include the consolidated statements of financial position of the Group as of December 31, 2021 and 2020, the related consolidated statements of profit or loss, other comprehensive income (loss), changes in shareholders' equity and cash flows for the years ended December 31, 2021, 2020 and 2019. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group balances and transactions are eliminated in consolidation.

FP USA and Operations are 100% owned subsidiaries of the Company while FP GmbH and FA are 100% owned subsidiaries of Operations. FP GmbH, FP USA, FA and Operations have been consolidated for all periods presented herein. The Company’s consolidation of each subsidiary will continue until the date the Company no longer controls the subsidiary. See Note 3.4 regarding the potential insolvency of FP GmbH and the financial statement ramifications if control of FP GmbH is lost.

In order to reduce costs, the liquidation of FP GmbH was initiated on January 29, 2020; however, the liquidation of FP GmbH cannot be completed until the conclusion of the ongoing income tax audit of FP GmbH’s tax filings that is being conducted by the German tax authorities. The liquidation of FP GmbH was initiated before the income tax audit in Germany concluded to accommodate a statutory waiting period in preparation for an abbreviated and efficient closure of FP GmbH’s operations immediately after the conclusion of the income tax audit in Germany. As of December 31, 2021, after eliminating intercompany balances, FP GmbH’s statement of financial position primarily consist of cash holdings of 200,000 EUR ($227,000 based on the December 31, 2021 exchange rate) and current liabilities of 23,000 EUR ($26,000 based on the December 31, 2021 exchange rate). FP GmbH has no contractual commitments, and the only contingencies of FP GmbH relate to the income tax audit in Germany and the potential insolvency that are discussed in more detail in Note 3.4.

Translation from functional currencies to presentation currency

The Group’s consolidated financial statements are presented in USD, which is not the functional currency of the Company. The Group’s financial statements are presented in USD as the result of the Company publicly listing the ADSs in the United States (see Notes 1.3 and 1.4). The Company, Operations and FA’s functional currency is the DKK, FP GmbH’s functional currency is the EUR and FP USA’s functional currency is the USD.

When translating to the presentation currency for entities with a functional currency different from the USD, their assets and liabilities are translated to USD using the closing rate as of the date of the statements of financial position while income and expense items for each statement presenting profit or loss and other comprehensive income are translated into USD at an average exchange rate for the period. Exchange differences arising from such translation are recognized directly in other comprehensive income (loss) and presented in a separate reserve in equity.

Foreign currencies transactions and balances

The Company and each of its subsidiaries determine their respective functional currency based on facts and circumstances and the technical requirements of IFRS. Items included in the financial statements of each entity are measured using the functional currency. Transactions in foreign currencies are initially recorded by the Group entities in their respective functional currency using the spot rate at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate at each reporting date. Differences arising on settlement or translation of monetary items denominated in foreign currency are recognized in the statement of profit or loss.

For each of the years ended December 31, 2021, 2020 and 2019, the amounts reflected as “Exchange rate gain (loss), net,” within the consolidated statement of profit or loss include the following:

	Year Ended December 31,
	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Total foreign exchange rate gains	2,177	21	798
Total foreign exchange rate losses	(7)	(2,991)	(39)
Net foreign exchange rate gain (loss)	2,170	(2,970)	759

Revenue recognition

The Group recognizes revenue in accordance with IFRS 15 Revenue from Contracts with Customers (“IFRS 15”).The only contract that the Group is party to that is within the scope of IFRS 15 is the License Agreement.

The License Agreement provides for Biogen to remit to the Company royalties (as defined in Note 1.2) only if the Company is successful in the Opposition Proceeding, including all appeals, and provided that other conditions of the License Agreement are satisfied. Should the Company be entitled to receive royalties from Biogen in the future, such amounts will be recognized as revenue in the period the underlying sales occur. As described above, the Federal Circuit’s final decision has ended the Interference Proceeding in favor of Biogen and as a result the Company will not receive royalties from Biogen based on Biogen's future net sales in the United States. If the Company is unsuccessful in the Opposition Proceeding and any appeals therefrom, or if the other conditions as defined in the License Agreement are not met, the Company would not be entitled to future royalties on Biogen's net sales outside the United States.

For all periods presented herein, no royalties were due to the Group in accordance with the License Agreement.

Share-based payments

Employees, board members and consultants (who provide services similar to employees) of the Group have received remuneration in the form of equity settled awards whereby services are rendered as consideration for equity awards (warrants, deferred shares or options). The fair value of these equity-settled awards is determined at the date of grant resulting in a fixed fair value at grant date that is not adjusted for future changes in the fair value of the equity awards that may occur over the service period. Fair value of warrants and options is determined using the Black-Scholes model while fair value of deferred shares is determined as the fair value of the underlying shares less the present value of expected dividends.

The Company has never granted cash settled awards. Generally, equity awards have a term of six years with none exceeding ten years from the date of grant. Equity awards generally vest over a three to five-year service period and certain equity awards vest contingently on the occurrence of defined events.

The cost of share-based payments is recognized as an expense together with a corresponding increase in equity over the period in which the performance and/or service conditions are fulfilled. For equity instruments that are modified or replaced, the incremental value, if any, that results from the modification or replacement is recognized as an expense over the period in which performance and/or service conditions are fulfilled or immediately if there are no performance and/or service conditions to be fulfilled.

The fair value of equity-settled awards is reported as compensation expense pro rata over the service period to the extent such awards are estimated to vest. No cost is recognized for awards that do not ultimately vest.

Leases

The Group adopted IFRS 16 Leasing (“IFRS 16”) effective January 1, 2019. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. In connection with the adoption of IFRS 16, the Group made a policy election to not recognize a right-of-use asset and lease liability for short-term leases and leases for which the underlying asset is of low value. As the result of this policy election, combined with the Group’s leases being short-term, the accompanying consolidated statements of financial position do not reflect right-of-use assets or the corresponding lease liabilities in connection with the Group’s leases. Lease payments are recognized within operating expenses on a straight-line basis over the lease term.

Employee benefits

Employee benefits are primarily made up of salaries, share-based payments, Group-provided health insurance and Group contributions to a defined employee contribution retirement plan. The cost of these benefits is recognized as expenses as services are delivered. The Group’s contributions to the employee defined contribution retirement plan have not been material.

Operating Expenses in the Statement of Profit or Loss

Research and development costs

Research and development costs primarily comprise salary and related expenses, including share-based payment expense, license, patent and other intellectual property-related costs incurred in connection with patent claims and other intellectual property rights conducted at the patent registry offices (for example the United States Patent and Trademark Office (“USPTO”), the EPO or other country-specific patent registry offices), manufacturing costs of pre-commercial product used in research, clinical costs, and depreciation of equipment, to the extent that such costs are related to the Group’s research and development activities. As discussed in Notes 1.1 and 1.2, the Group began winding-down development activities of FP187® in March 2017 and in early 2019, the Company announced that all development activities of DMF formulations, including FP187®, were being permanently discontinued. Accordingly, beginning in 2019, research and development costs primarily relate to intellectual property-related costs incurred in connection with patent claims and other intellectual property rights conducted at the patent registry offices as discussed herein.

If expenses incurred are associated with the Group’s intellectual property-related activities carried out in the courts to protect, defend and enforce granted patent rights against third parties (excluding activities and proceedings conducted within the USPTO, EPO or other country-specific patent registry offices) (“Court Expenses”) they are classified within general and administrative expenses. There were no Court Expenses incurred during the years ended December 31, 2021 and 2020. Court Expenses incurred during the year ended December 31, 2019 were immaterial.

General and administrative costs

General and administrative costs relate to the administration of the Group and comprise salaries and related expenses, including share-based payment expense, investor relations, legal and accounting fees, other costs associated with our public listing of ADSs in the United States and depreciation of equipment, to the extent such expenses are related to the Group’s administrative functions as well as Court Expenses.

Current and deferred income taxes

Current income tax

Tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities within one year from the date of the statement of financial position. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation or “uncertainty” and establishes provisions where appropriate. IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”) clarifies the recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. IFRIC 23 was adopted by the Group effective January 1, 2019. The adoption of IFRIC 23 had no effect on the Company’s consolidated financial statements.

Deferred income tax

Deferred tax is provided based on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized, or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available in the future against which the deductible temporary differences, unused tax credits and unused tax losses can be utilized. Deferred tax assets and deferred tax liabilities of the same tax jurisdiction are offset if a legally enforceable right exists to set off.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax relating to items recognized outside the profit or loss are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

Equipment

Equipment includes computers, office equipment and furniture. Equipment is reflected in the accompanying consolidated statements of financial position at cost net of accumulated depreciation. Depreciation expense has been calculated on a straight-line basis over the expected useful lives of the underlying assets. The residual values of equipment are not material. The useful life of and method of depreciation of equipment are reviewed by management at least annually or more often based on changes in facts or circumstances that may result and are adjusted prospectively as changes in accounting estimates.

As of December 31, 2021 and 2020, the Group held an insignificant amount of office equipment that had a net book value of zero. There was no depreciation expense in the years ended December 31, 2021 and 2020 and depreciation expense in the year ended December 31, 2019 was $1,000.

Financial Instruments

For all periods presented herein, the Group did not hold derivative financial instruments nor has there been a change in classification of a financial asset after initial recognition and measurements. Financial instruments are not acquired for trading or speculative purposes.

Initial recognition and measurement

The Group’s financial assets are recognized initially at fair value. For financial assets acquired that will not be measured at fair value through profit or loss, the initial measure of fair value will include transaction costs.

Subsequent measurement

Financial assets are classified as either financial assets measured at amortized cost, measured at fair value through profit or loss or measured at fair value through other comprehensive income. The classification will depend on the facts and circumstances at the measurement date and the technical requirements of IFRS 9 Financial Instruments (“IFRS 9”).

As of December 31, 2021 and 2020 and for each of the years ended December 31, 2021, 2020 and 2019, the only financial assets held by the Group were cash, cash equivalents and receivables. Cash and cash equivalents represent funds available on demand that are measured at amortized cost. Historically, the Group’s receivables are due within a short period of time and the Group holds its receivables to collect contractual cash flows: accordingly, the fair value of receivables are based on the undiscounted amount due.

Financial asset impairment

IFRS 9 requires the use of the expected credit loss model (the “Model”) to determine the amount of credit losses. Under the Model, the Group calculates the allowance for losses on a discounted basis based on different default scenarios probability weighted. For each of the years ended December 31, 2021, 2020 and 2019, credit losses incurred by the Group were insignificant.

Financial Liabilities

The Group’s financial liabilities for all periods presented herein include only trade payables. Trade payables relate to the Group’s purchase of products and services from various vendors in the normal course of business with payment terms generally not exceeding 30 days. Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method in the event a vendor has provided extended payment terms to the Group. Historically none of the Group’s vendors have provided extended payment terms and therefore the effective interest method has not been used.

Consolidated statements of cash flow

The consolidated statements of cash flows are presented using the indirect method. The consolidated statements of cash flows present cash flows resulting from operating activities, investing activities and financing activities, and the Group’s cash and cash equivalents at the beginning and end of the year.

Operating cash flows primarily comprise before tax operating results adjusted for non-cash items, such as share-based compensation, changes in working capital and cash flows for taxes.

Investing cash flow activities represent changes in office lease security deposits.

Financing cash flow activities are comprised of proceeds from the exercise of equity awards and cash payments in connection with the repurchase of equity awards. See Note 3.3.

Cash includes amounts available on demand. Cash equivalents includes short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of change in value.

Cash inflows for interest income for each of the years ended December 31, 2021, 2020 and 2019 were of $44,000, $103,000 and $317,000, respectively,

2.2Significant accounting judgments, estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions (collectively, “Judgments”) that affect the reported amounts of income, expenses, assets and liabilities, as well as the accompanying disclosures. Management bases its Judgments on the facts and circumstances known at the time the consolidated financial statements are prepared. In the future, if facts and circumstances change and/or new information becomes available, it is possible that these Judgments will need to be revised resulting in adjustments to the carrying value of Group’s assets and liabilities. Any adjustment to the carrying value of the Group’s assets or liabilities will affect the Group’s operating results and such effect could be material.

For additional information regarding the Judgments that have the most significant impact on the consolidated financial statements of the Group, see the following:

Intellectual property proceedings	Note 1.2
Income taxes including accounting for uncertainties over income tax treatment and the potential insolvency of FP GmbH	Note 3.4

2.3New and amendments to accounting standards

Standards effective in 2021:

The IASB issued a number of amendments to standards that became effective in 2021 (the “2021 Amendments”). None of the 2021 Amendments had an impact on the Group’s financial statements.

Standards issued but not yet effective:

The IASB issued new standards, amendments to standards and interpretations that become effective on or after January 1, 2022 (collectively, the “New Standards”). None of the New Standards are currently expected to be relevant to or have a material effect on the Group’s consolidated financial statements.